Subsequent Events	6 Months Ended
Apr. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On May 14, 2025, the Company issued 244,655 common shares in respect of RSUs that had been fully vested. The RSUs had a fair value of $231,722 at the time of issuance.